Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Leases
The Company leases office space under various non-cancelable operating leases, which expire through the year ending October 31, 2026.
The facility lease agreements include rent holidays and generally provide for rental payments on a graduated basis. The agreements also generally provide for options to renew, which could increase future minimum lease payments if exercised. Lease renewals are not included in the lease term unless the renewals are reasonably assured at lease inception. Rent expense is recognized on a straight-line basis over the lease term. The Company records the difference between cash rent payments and the recognition of rent expense as deferred rent in the consolidated balance sheets.
In October 2015, the Company entered into an 11 year lease agreement for corporate office space in San Jose, California. This lease allows for one five-year option to extend the lease term. This option to extend was not assumed in the determination of the lease term as the extension is not reasonably assured at the inception of the lease. This lease contains an incentive for tenant improvements, in addition to a one year rent holiday and escalating rent payments. Consistent with the Company’s other operating leases, rent expense begins on the date legal right to use and control the leased space occurs. As of December 31, 2017, approximately $15.7 million has been incurred related to the build-out of the Company’s new headquarters and included in leasehold improvements. This lease contains an incentive for tenant improvements of up to $4.8 million, of which the entire $4.8 million was approved and recognized as a reduction of rent expense on a straight-line basis over the term of the lease.
As of December 31, 2017, the future minimum lease payments by fiscal year under non-cancelable leases are as follows (in thousands):

Years Ending December 31,	Operating Leases
2018	$6,100
2019	4,882
2020	3,255
2021	3,356
2022	3,460
2023 and thereafter	14,254
Total	$35,307

Rent expense was approximately $2.4 million, $5.3 million, and $5.6 million for the years ended December 31, 2015, 2016, 2017, respectively.
Contract Manufacturer Commitments
As of December 31, 2017, the Company had contract manufacturer commitments of $6.0 million to purchase components and products from the Company’s third party contract manufacturer. The contract manufacturer commitments result from the Company’s contractual obligation to order or build inventory in advance of anticipated sales.
Purchase Obligations
As of December 31, 2017, the Company had purchase obligations of $2.6 million primarily related to non-cancelable license obligations for software licenses.
Litigation
The Company is a party to various legal proceedings and claims which arise in the ordinary course of business. The Company records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. If the Company determines that a loss is possible and a range of the loss can be reasonably estimated, the range of the possible loss is disclosed.
On October 24, 2017, Network Security Technologies, LLC, or NST, filed a lawsuit against the Company in the United States District Court for the District of Delaware, alleging that the Company infringe U.S. Patent Nos. 8,234,705 and 9,516,048 and is seeking compensatory damages and attorneys’ fees. The Company believed it had meritorious defenses and intended to vigorously defend the claims against the Company. Subsequently, on February 1, 2018, NST filed a notice of voluntary dismissal without prejudice to dismiss ForeScout from the complaint.
Indemnification
The Company enters into indemnification provisions in its standard sales contracts with its customers in which it agrees to defend its channel partners and end-customers against third-party claims asserting infringement of certain intellectual property rights, which may include patents, copyrights, trademarks, or trade secrets, and the responsibility to pay judgments entered on such claims. In addition, we indemnify our officers, directors and certain key employees while they are serving in good faith in their respective capacities. To date, there have been no claims under any indemnification provisions.